Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
IFRS9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,720	$ 1,340	$ 1,906	$ 1,340	$ 1,697
Realized	(1)	(1)	(2)	(2)	(13)
Unrealized	54	10	(19)	64	(46)
Net unrealized gains (losses) included in OCI	11	5	27	16	(12)
Transfer in to Level 3			0	0	24
Transfer out of Level 3	(17)		(1)	(17)	(1)
Purchases	419	472	242	891	741
Issuances	4	192	0	196	13
Sales	(55)	(37)	(100)	(92)	(204)
Settlements	(216)	(261)	(439)	(477)	(585)
Closing balance	1,919	1,720	1,614	1,919	1,614
Opening balance	(754)	(782)	(787)	(782)	(614)
Realized	1	1	4	2	7
Unrealized	(160)	76	73	(84)	23
Net unrealized gains (losses) included in OCI					0
Transfer in to Level 3	(2)	(19)	(1)	(21)	(109)
Transfer out of Level 3	68	19	47	87	67
Purchases					0
Issuances	(98)	(67)	(71)	(165)	(150)
Sales					0
Settlements	44	18	43	62	84
Closing balance	(901)	(754)	(692)	(901)	(692)
IFRS9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(461)	(423)	(430)	(423)	(369)
Unrealized	(111)	(6)	63	(117)	47
Net unrealized gains (losses) included in OCI					0
Transfer in to Level 3	(2)	(19)	(1)	(21)	(38)
Transfer out of Level 3	15	19	1	34	21
Purchases					0
Issuances	(67)	(45)	(27)	(112)	(78)
Sales					0
Settlements	33	13	18	46	41
Closing balance	(593)	(461)	(376)	(593)	(376)
IFRS9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			17		28
Unrealized	24		(15)	24	(18)
Net unrealized gains (losses) included in OCI				0
Transfer out of Level 3			0	0
Purchases			0	0
Issuances	1		0	1
Sales			0	0
Settlements	0		0	0	(8)
Closing balance	25		2	25	2
IFRS9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(24)	(109)	(42)	(109)	(20)
Unrealized	7	102	(1)	109	(20)
Net unrealized gains (losses) included in OCI					0
Transfer in to Level 3					0
Transfer out of Level 3					0
Purchases					0
Issuances					0
Sales					0
Settlements		(17)	6	(17)	3
Closing balance	(17)	(24)	(37)	(17)	(37)
IFRS9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	112	115	119	115	130
Realized	(1)	(1)	(4)	(2)	(7)
Unrealized	3	(2)	5	1	(3)
Net unrealized gains (losses) included in OCI				0
Transfer in to Level 3				0
Transfer out of Level 3			0	0
Purchases			0	0
Issuances			0	0
Sales			0	0
Settlements			0	0
Closing balance	114	112	120	114	120
IFRS9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(128)	(131)	(134)	(131)	(148)
Realized	1	1	4	2	7
Unrealized	(3)	2	(6)	(1)	3
Net unrealized gains (losses) included in OCI					0
Transfer in to Level 3					0
Transfer out of Level 3					0
Purchases					0
Issuances					0
Sales					0
Settlements	6			6	2
Closing balance	(124)	(128)	(136)	(124)	(136)
IFRS9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	264	107	34	107	38
Realized			0
Unrealized	25	14	(15)	39	(25)
Net unrealized gains (losses) included in OCI				0	0
Transfer in to Level 3			0	0	12
Transfer out of Level 3	(17)		(1)	(17)	(1)
Purchases	5		17	5	17
Issuances		146	0	146	0
Sales			0	0	0
Settlements	(4)	(3)	(9)	(7)	(15)
Closing balance	273	264	26	273	26
IFRS9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(141)	(119)	(181)	(119)	(77)
Unrealized	(53)	(22)	17	(75)	(7)
Net unrealized gains (losses) included in OCI					0
Transfer in to Level 3					(71)
Transfer out of Level 3	53		46	53	46
Purchases					0
Issuances	(31)	(22)	(44)	(53)	(72)
Sales					0
Settlements	5	22	19	27	38
Closing balance	(167)	(141)	(143)	(167)	(143)
IFRS9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	24	26		26
Unrealized		(2)	(1)	(2)	(1)
Transfer out of Level 3			0
Purchases			26		26
Issuances			0
Sales			0
Settlements			0
Closing balance	24	24	25	24	25
IFRS9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			26		4
Realized					(5)
Unrealized					1
Transfer out of Level 3			0
Purchases			0		26
Issuances			0
Sales			(26)		(26)
Settlements			0
Closing balance			0		0
IFRS9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	239	319	688	319	710
Realized			2		2
Unrealized	1		8	1	7
Transfer in to Level 3					12
Transfer out of Level 3			0
Purchases	74		0	74	61
Issuances			0
Sales			(20)		(20)
Settlements	(68)	(80)	(141)	(148)	(235)
Closing balance	246	239	537	246	537
IFRS9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	793	482	737	482	466
Unrealized	1	(1)			(5)
Net unrealized gains (losses) included in OCI	15		19	15	(16)
Transfer out of Level 3			0
Purchases	313	460	154	773	559
Issuances	3	46	0	49	13
Sales	(47)	(16)	(10)	(63)	(111)
Settlements	(144)	(178)	(289)	(322)	(295)
Closing balance	934	793	611	934	611
IFRS9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	6		6	32
Unrealized		1		1
Purchases					0
Issuances					0
Sales					0
Settlements					(32)
Closing balance	7	7	0	7	0
IFRS9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	281	285	285	285	289
Realized					(3)
Unrealized			(1)		(2)
Net unrealized gains (losses) included in OCI	(4)	5	8	1	4
Transfer out of Level 3			0
Purchases	27	12	45	39	52
Issuances			0
Sales	(8)	(21)	(44)	(29)	(47)
Settlements			0
Closing balance	$ 296	$ 281	$ 293	$ 296	293
IAS 39 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					2,395
Opening balance					(614)
IAS 39 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(369)
IAS 39 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					28
IAS 39 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(20)
IAS 39 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					130
IAS 39 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(148)
IAS 39 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					38
IAS 39 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(77)
IAS 39 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					4
IAS 39 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					3
IAS 39 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					1,674
IAS 39 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					103
IAS 39 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					32
IAS 39 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					289
IAS 39 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					94
Reclassification upon adoption of IFRS 9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(698)
Reclassification upon adoption of IFRS 9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					0
Reclassification upon adoption of IFRS 9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					0
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					707
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					(1,674)
Reclassification upon adoption of IFRS 9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					363
Reclassification upon adoption of IFRS 9 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance					$ (94)